Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Schedule of Company's Assets Required to be Measured at Fair Value on a Recurring Basis

The following is the Company’s assets required to be measured at fair value on a recurring basis and where they are classified within the fair value hierarchy as of June 30, 2025:

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total
Asset

Equity investments without readily determinable fair value using NAV practical expedient*	-	-	-	566,343
Available-for-sale equity securities	59,998	-	-	59,998

* In accordance with ASC 820, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.